Net Income (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income (Loss) Per Share

Following the Reorganization, all share and per share information in this section has been revised as Corsair common share equivalents. The following table summarizes the calculation of basic and diluted net income (loss) per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	(in thousands, except share and per share amounts)
Numerator
Net income (loss), basic and diluted	$36,357	$1,519	$60,174	$(14,406)

Denominator
Weighted-average shares used to compute net income (loss) per share, basic	84,870,837	75,939,443	84,352,415	75,928,057
Effect of dilutive securities(1)	5,213,112	1,944,311	3,146,104	—

Weighted-average shares used to compute net income (loss) per share, diluted	90,083,949	77,883,754	87,498,519	75,928,057

Net income (loss) per share:
Basic	$0.43	$0.02	$0.71	$(0.19)

Diluted	$0.40	$0.02	$0.69	$(0.19)

(1)

As a result of our net loss, potentially dilutive ordinary share equivalents of approximately 1.8 million options were excluded from the calculation of diluted net loss per share for the nine months ended September 30, 2019.

Following the Reorganization, all share and per share information in this section has been revised as common share equivalents of the Company. The following table summarizes the calculation of basic and diluted net income (loss) per share attributable to the Company’s common stockholders during the periods presented:

	Year Ended December 31, 2018	Year Ended December 31, 2019
	(In thousands, except share and per share amounts)

Numerator
Net loss, basic and diluted	$(13,720)	$(8,394)

Denominator
Weighted-average shares used to compute net loss per share, basic	75,457,693	76,223,451
Effect of dilutive options(1)	—	—

Weighted-average shares used to compute net loss per share, diluted	75,457,693	76,223,451

Net loss per share, basic	$(0.18)	$(0.11)

Net loss per share, diluted	$(0.18)	$(0.11)

(1)

As a result of the Company’s net loss, dilutive ordinary share equivalents of approximately 1.3 million and 1.9 million options were excluded from the calculation of diluted net loss per share for the years ended December 31, 2018 and 2019, respectively.

Weighted-Average Outstanding Securities Considered Anti-dilutive and Excluded from the Computation of Diluted Net Income (Loss) Per Share

The following table shows the weighted-average outstanding securities considered anti-dilutive and therefore excluded from the computation of diluted net income (loss) per share:

	Year Ended December 31, 2018	Year Ended December 31, 2019

Options	2,647,008	1,673,618